BRINSON SERIES
TRUST

GROWTH
PORTFOLIO

JUNE 30, 2001

SEMIANNUAL REPORT

BRINSON SERIES TRUST--GROWTH PORTFOLIO                         SEMIANNUAL REPORT

                                                                 August 15, 2001

Dear Contract Owner,

We present you with the semiannual report for Brinson Series Trust--Growth Portfolio for the six months ended June 30, 2001.

MARKET REVIEW

[GRAPHIC]

In the first half of 2001, the major stock indices continued the decline that began in mid-2000. The broad sell-off in U.S. stocks officially became a bear market in March as the S&P 500 Index dipped more than 20% below its all-time high set a year earlier. Blue chip stocks also flirted with bearish territory as the Dow Jones Industrial Average fell to within a dozen points of a 20% drop before recovering in late March. Earnings disappointments, decelerated capital spending, bloated business inventories and shaky consumer confidence were a continuous cause for concern during the period.

Year to date, growth strategies have continued to underperform the broad market. While the overall market, as measured by the S&P 500 Index, fell 6.70% for the six months ended June 30, 2001, the Russell 1000 Growth Index fell 14.24% and the BARRA Growth Index declined 11.04%. The biggest culprit was the slumping technology sector, which was down over 20% for the period as measured by the Nasdaq 100 Index. However, in the second quarter of 2001, technology recovered somewhat and led to favorable relative performance for growth indices (the BARRA Growth Index posted gains of 7.71% in the second quarter).

PORTFOLIO REVIEW

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 6/30/01

                              6 MONTHS       1 YEAR        5 YEARS     10 YEARS     INCEPTION*
GROWTH PORTFOLIO (CLASS H)     -12.86%       -29.28%          7.76%      11.73%        11.99%

GROWTH PORTFOLIO (CLASS I)     -13.02        -29.52            N/A         N/A        -10.20

S&P 500 INDEX                   -6.70        -14.83          14.48       15.10         13.58

* Inception: since commencement of issuance on May 4, 1987 for Class H shares and July 18, 1999 for Class I shares. Index performance is shown as of nearest month end inception of oldest share class: April 30, 1987.

      The investment return and the principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized. Past performance is no guarantee of future performance. Figures assume reinvestment of all dividends and capital gains distributions, if any, at net asset value on the ex-dividend dates and do not include sales charges. In addition, for the fiscal year ended December 31, 1999 and the period from January 1, 2000 through February 29, 2000, the Portfolio's advisor voluntarily waived payment of certain fees for Class I shares. Without this waiver performance would have been lower. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

PORTFOLIO HIGHLIGHTS

For the six months ended June 30, 2001, the Portfolio declined 12.86%, underperforming the S&P 500 Index which slid 6.70%. During the period, we doubled the Portfolio's allocation to the financial services sector to take advantage of the positive influence of lower interest rates on quality stocks in this sector. We also increased our exposure to healthcare from 5.9% in December 2000, to 17.6% of net assets at period-end. The Portfolio's better performing stocks were in the consumer cyclical, financial services and specialty healthcare sectors. Harley-Davidson (3.0%)*, Tiffany (1.6%),* Forest Laboratories (1.3%),* Health Management Associates (2.7%),* AFLAC (2.5%),* Legg Mason (1.2%),* Citigroup (5.7%),* Tyco (5.2%),* Altera (1.3%)* and VERITAS (2.5%)* all contributed to better second quarter performance.

PORTFOLIO STATISTICS

PORTFOLIO CHARACTERISTICS*                       6/30/01                   12/31/00
------------------------------------------------------------------------------------------------------------
Stocks                                           100.1%                      97.5%
Cash/Liabilities in Excess of Other Assets        -0.1%                       2.5%
Number of Securities                                53                         87
Net Assets (mm)                                  $17.5                      $23.4
------------------------------------------------------------------------------------------------------------

TOP FIVE SECTORS*                         6/30/01                                           12/31/00
------------------------------------------------------------------------------------------------------------
Consumer Cyclicals                        24.1%       Technology                                38.9%
Financial Services                        21.7        Telecommunications                        24.6
Healthcare                                17.6        Financial Services                        10.9
Consumer Noncyclicals                     14.6        Consumer Cyclicals                         7.2
Technology                                13.8        Healthcare                                 5.9
------------------------------------------------------------------------------------------------------------
Total                                     91.8%       Total                                     87.5%

TOP TEN HOLDINGS*                         6/30/01                                           12/31/00
------------------------------------------------------------------------------------------------------------
Citigroup                                  5.7%       AT&T Liberty Media Group                   3.9%
Tyco International                         5.2        Vodafone Air Touch                         3.5
Kohl's                                     3.7        Cisco Systems                              3.0
American International                     3.6        Flextronics International                  2.6
AOL Time Warner                            3.4        BankAmerica                                2.6
AT&T Liberty Media Group                   3.2        Paychex                                    2.4
Flextronics International                  3.2        AT&T Wireless                              2.4
Harley-Davidson                            3.0        Tyco International                         2.4
Pfizer                                     2.9        Chase Manhattan                            2.4
Comcast                                    2.8        Sanmina                                    2.3
------------------------------------------------------------------------------------------------------------
Total                                     36.7%       Total                                     27.5%

* Weightings represent percentages of net assets as of the dates indicated. The Portfolio is actively managed and its composition will vary over time.

PROPOSED MERGER ANNOUNCEMENT

The Portfolio's board of trustees has approved the submission to its shareholders of an Agreement and Plan of Acquisition and Termination under which the Portfolio would transfer substantially all of its assets and stated liabilities to Growth Portfolio, a series of Alliance Variable Products Series Fund, Inc. ("Growth Portfolio"). If the Portfolio's shareholders approve the proposed merger, shareholders will receive like shares of Growth Portfolio in exchange for their Portfolio shares and the Portfolio will cease operations. The merger is expected to be a tax-free reorganization, which means that the Portfolio's shareholders will not realize any gain or loss on their receipt of shares in the merger and neither the Portfolio nor the Growth Portfolio will realize any gain or loss. Proxy solicitation materials that will be mailed to the Portfolio's shareholders will provide more information about the proposed merger. As of the date hereof, it is expected that these materials will be mailed on or about September 4, 2001. Investors may continue to buy, sell and exchange Portfolio shares as described in the current prospectus prior to the shareholder meeting. If the merger proposal is approved, the Portfolio expects to close to new purchases and exchange purchases approximately five business days prior to the date on which the merger is to be effected.

OUTLOOK

Our strategy continues to balance the more volatile technology sector with the more stable, visible healthcare sector. Financial services continue to hold a prominent position, as we believe the sector represents attractive growth combined with global consolidation opportunities.

Looking ahead, a reduction of excess inventories is progressing, liquidity measures have improved materially, the consumer has continued to spend and probably will be encouraged by the tax refund albeit in a modest way. Concern remains about the slowdown in Europe and implications for our exports as well as the outlook for capital spending. In the environment anticipated, we plan to leave the Portfolio relatively unchanged.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,


/s/ Brian M. Storms

BRIAN M. STORMS
President and
Chief Executive Officer
Brinson Advisors, Inc.

This letter is intended to assist shareholders in understanding how the Portfolio performed during the six months ended June 30, 2001, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances.

PORTFOLIO OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

  NUMBER OF
   SHARES                                                      VALUE
-------------                                              ------------
COMMON STOCKS--100.13%

AIRLINES--0.58%
       5,500   Southwest Airlines Co.                        $   101,695
                                                             -----------
BANKS--10.09%
      12,800   Bank One Corp.                                    458,240
      18,940   Citigroup, Inc.                                 1,000,790
       6,900   J. P. Morgan Chase & Co.                          307,740
                                                             -----------
                                                               1,766,770
                                                             -----------
COMPUTER HARDWARE--1.86%
      17,920   Cisco Systems, Inc.*                              326,144
                                                             -----------
COMPUTER SOFTWARE--6.64%
       7,500   Amdocs Ltd.*                                      403,875
       6,500   BEA Systems, Inc.*                                199,615
       2,000   Mercury Interactive Corp.*                        119,800
       6,600   VERITAS Software Co.*                             439,098
                                                             -----------
                                                               1,162,388
                                                             -----------
DEPARTMENT STORE--3.70%
      10,330   Kohl's Corp.*                                     648,001
                                                             -----------
DRUGS--11.43%
       2,700   Allergan, Inc.                                    230,850
       4,600   American Home Products Corp.                      268,824
       6,300   Cardinal Health, Inc.                             434,700
       3,200   Forest Laboratories, Inc.*                        227,200
      12,500   Pfizer, Inc.                                      500,625
       3,500   Pharmacia Corp.                                   160,825
       4,900   Schering-Plough Corp.                             177,576
                                                             -----------
                                                               2,000,600
                                                             -----------
ELECTRIC UTILITIES--2.34%
       9,500   AES Corp.*                                        408,975
                                                             -----------
ELECTRICAL EQUIPMENT--12.72%
       1,800   Celestica, Inc.*                                   92,700
       5,300   Danaher Corp.                                     296,800
      21,300   Flextronics International Ltd.*                   556,143
       9,800   Nokia Corp., ADR                                  215,992
       1,400   Research In Motion Ltd.*                           45,150
      14,900   Sanmina Corp.*                                    348,809
      23,700   Solectron Corp.*                                  433,710
       8,100   Thermo Electron Corp.*                            178,362
       3,400   TyCom Ltd.*                                        58,480
                                                             -----------
                                                               2,226,146
                                                             -----------
FINANCIAL SERVICES--2.64%
      14,040   MBNA Corp.                                        462,618
                                                             -----------
FOOD RETAIL--1.86%
      13,000   Kroger Co.*                                       325,000
                                                             -----------
FREIGHT, AIR, SEA & LAND--1.49%
       4,500   United Parcel Service, Inc., Class B          $   260,100
                                                             -----------
INDUSTRIAL SERVICES & SUPPLIES--0.56%
       1,500   Jacobs Engineering Group, Inc.*                    97,845
                                                             -----------
INFORMATION & COMPUTER SERVICES--2.64%
      16,200   IMS Health, Inc.                                  461,700
                                                             -----------
INTERNET--0.80%
       4,500   Juniper Networks, Inc.*                           139,950
                                                             -----------
LEISURE--3.04%
      11,300   Harley-Davidson, Inc.                             532,004
                                                             -----------
LIFE INSURANCE--2.52%
      14,000   AFLAC, Inc.                                       440,860
                                                             -----------
MEDIA--9.41%
      11,350   AOL Time Warner, Inc.*                            601,550
      32,250   AT&T Corp. Liberty Media A*                       564,052
      11,100   Comcast Corp., Class A*                           481,740
                                                             -----------
                                                               1,647,342
                                                             -----------
MEDICAL PRODUCTS--3.52%
       6,000   Medtronic, Inc.                                   276,060
       6,200   Stryker Corp.                                     340,070
                                                             -----------
                                                                 616,130
                                                             -----------
MEDICAL PROVIDERS--2.69%
      22,400   Health Management Associates, Inc.,
                 Class A*                                        471,296
                                                             -----------
MULTI INDUSTRY--5.17%
      16,600   Tyco International Ltd.                           904,700
                                                             -----------
OIL SERVICES--2.12%
       4,900   Baker Hughes, Inc.                                164,150
       2,000   Transocean Sedco Forex, Inc.                       82,500
       2,600   Weatherford International, Inc.*                  124,800
                                                             -----------
                                                                 371,450
                                                             -----------
OTHER INSURANCE--3.64%
       7,400   American International Group, Inc.                636,400
                                                             -----------
PROPERTY INSURANCE--1.65%
       4,950   AMBAC Financial Group, Inc.                       288,090
                                                             -----------
SECURITIES & ASSET MANAGEMENT--1.19%
       4,200   Legg Mason, Inc.                                  208,992
                                                             -----------
SEMICONDUCTOR--1.88%
       7,620   Altera Corp.*                                     220,980
       6,300   Applied Micro Circuits Corp.*                     108,360
                                                             -----------
                                                                 329,340
                                                             -----------

  NUMBER OF
   SHARES                                                      VALUE
-------------                                              ------------
COMMON STOCKS--(CONCLUDED)

SPECIALTY RETAIL--2.17%
       2,600   CVS Corp.                                     $   100,360
       7,700   Tiffany & Co.                                     278,894
                                                             -----------
                                                                 379,254
                                                             -----------
WIRELESS TELECOMMUNICATIONS--1.78%
      19,000   AT&T Wireless Services, Inc.*                     310,650
                                                             -----------
Total Investments (cost--$18,395,772)--100.13%               $17,524,440
Liabilities in excess of other assets--(0.13)%                   (21,990)
                                                             -----------
Net Assets--100.00%                                          $17,502,450
                                                             ===========

----------
*     Non-Income producing security

ADR   American Depositary Receipt

                See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES                    JUNE 30, 2001 (UNAUDITED)

ASSETS
Investments in securities, at value (cost--$18,395,772)               $ 17,524,440
Receivable for investments sold                                             81,921
Dividends and interest receivable                                           11,493
Other assets                                                                 2,193
                                                                      ------------
Total assets                                                            17,620,047
                                                                      ------------
LIABILITIES
Payable to custodian                                                        50,274
Payable to affiliates                                                       12,000
Accrued expenses and other liabilities                                      55,323
                                                                      ------------
Total liabilities                                                          117,597
                                                                      ------------
NET ASSETS
Beneficial interest--$0.001 par value (unlimited amount authorized)     16,395,193
Accumulated net investment loss                                            (68,984)
Accumulated net realized gain from investment transactions               2,047,573
Net unrealized depreciation of investments                                (871,332)
                                                                      ------------
Net assets                                                            $ 17,502,450
                                                                      ============
CLASS H
Net assets                                                            $ 15,955,151
                                                                      ------------
Shares outstanding                                                       2,642,799
                                                                      ------------
Net asset value, offering price and redemption value per share               $6.04
                                                                             =====
CLASS I
Net assets                                                            $  1,547,299
                                                                      ------------
Shares outstanding                                                         258,276
                                                                      ------------
Net asset value, offering price and redemption value per share               $5.99
                                                                             =====

                See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

                                                                     FOR THE SIX
                                                                    MONTHS ENDED
                                                                    JUNE 30, 2001
                                                                     (UNAUDITED)
                                                                     -----------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $1,043)               $    45,926
Interest                                                                  17,368
                                                                     -----------
                                                                          63,294
                                                                     -----------
EXPENSES:
Investment management and administration                                  74,423
Professional fees                                                         20,548
Reports and notices to shareholders                                       19,910
Custody and accounting                                                     5,954
Trustees' fees                                                             3,750
Distribution fees--Class I                                                 2,056
Transfer agency and related service fees                                   1,500
Other expenses                                                             4,248
                                                                     -----------
                                                                         132,389
Less: Fee waivers from investment manager                                   (111)
                                                                     -----------
NET EXPENSES                                                             132,278
                                                                     -----------
Net investment loss                                                      (68,984)
                                                                     -----------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gain from investment activities                           2,110,444
Net change in unrealized appreciation/depreciation of investments     (4,840,739)
                                                                     -----------
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENT ACTIVITIES           (2,730,295)
                                                                     -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 ($2,799,279)
                                                                     ===========

                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 FOR THE SIX
                                                                                 MONTHS ENDED        FOR THE
                                                                                JUNE 30, 2001       YEAR ENDED
                                                                                 (UNAUDITED)     DECEMBER 31, 2000
                                                                                 -----------     -----------------
FROM OPERATIONS:
Net investment loss                                                              $    (68,984)      $   (186,071)
Net realized gains from investment transactions                                     2,110,444          9,931,709
Net change in unrealized appreciation/depreciation of investments                  (4,840,739)       (15,923,494)
                                                                                 ------------       ------------
Net decrease in net assets resulting from operations                               (2,799,279)        (6,177,856)
                                                                                 ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain on investments--Class H                                          (8,983,989)        (7,668,526)
Net realized gain on investments--Class I                                            (807,231)          (481,021)
                                                                                 ------------       ------------
Total dividends and distributions to shareholders                                  (9,791,220)        (8,149,547)
                                                                                 ------------       ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares                                                  636,672          3,279,596
Cost of shares repurchased                                                         (3,708,660)       (12,530,309)
Proceeds from dividends reinvested                                                  9,791,220          8,149,547
                                                                                 ------------       ------------
Net increase (decrease) in net assets from beneficial interest transactions         6,719,232         (1,101,166)
                                                                                 ------------       ------------
Net decrease in net assets                                                         (5,871,267)       (15,428,569)

NET ASSETS:
Beginning of period                                                                23,373,717         38,802,286
                                                                                 ------------       ------------
End of period                                                                    $ 17,502,450       $ 23,373,717
                                                                                 ============       ============

                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Brinson Series Trust--Growth Portfolio (the "Portfolio") is a diversified portfolio of Brinson Series Trust (the "Fund"), which is organized under Massachusetts law pursuant to an Amended and Restated Declaration of Trust dated February 11, 1998, as amended, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering thirteen portfolios. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable contracts.

      Currently, the Portfolio offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for differences in their distribution charges. Both classes have equal voting privileges except that Class I has exclusive voting rights with respect to its distribution plan. Class H has no distribution plan.

      The Fund accounts separately for the assets, liabilities and operations for each portfolio. Expenses directly attributable to each portfolio are charged to that portfolio's operations; expenses which are applicable to all portfolios are allocated among them on a pro rata basis.

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

      VALUATION OF INVESTMENTS--The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Brinson Advisors, Inc. ("Brinson Advisors", formerly known as Mitchell Hutchins Asset Management Inc.), the investment manager and administrator of the Portfolio, or by Alliance Capital Management L.P. ("Alliance Capital"), the Portfolio's sub-advisor. Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

      REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by Brinson Advisors.

      INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

      Income, expenses (excluding class-specific expenses) and realized/unrealized gain/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

      DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT MANAGER AND ADMINISTRATOR

      The Board has approved an investment management and administration contract between the Fund and Brinson Advisors ("Management Contract"), under which Brinson Advisors serves as investment manager and administrator of the Portfolio. In accordance with the Management Contract, the Portfolio pays Brinson Advisors an investment management and administration fee, which is computed daily and payable monthly, at an annual rate of 0.75% of the Portfolio's average daily net assets. At June 30, 2001, the Portfolio owed Brinson Advisors $11,023 in investment management and administration fees. Brinson Advisors waived a portion of its investment management and administration fees in connection with the Portfolio's investment of cash collateral from securities lending transactions in Brinson Private Money Market Fund LLC. For the six months ended June 30, 2001, Brinson Advisors waived $111 of its investment management and administration fees.

      Brinson Advisors has entered into a sub-advisory contract with Alliance Capital dated March 1, 2001 ("Alliance Capital Contract"), pursuant to which Alliance Capital serves as investment sub-advisor for the Portfolio. Under the Alliance Capital Contract, Brinson Advisors (not the Portfolio) is obligated to pay Alliance Capital a fee, accrued daily and paid monthly at the annual rate of 0.375% of the Portfolio's average daily net assets.

      For the six months ended June 30, 2001, the Portfolio paid $485 in brokerage commissions to UBS Warburg LLC, an affiliate of Brinson Advisors and an indirect wholly owned subsidiary of UBS AG, for transactions executed on behalf of the Portfolio.

DISTRIBUTION PLAN

      Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio's Class I shares. Under the plan of distribution, the Portfolio pays Brinson Advisors a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of Class I shares. Brinson Advisors pays the entire distribution fee to the insurance companies. At June 30, 2001, the Portfolio owed Brinson Advisors $977 in distribution fees.

SECURITIES LENDING

      The Portfolio may lend securities up to 25% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), an indirect wholly owned subsidiary of UBS AG, serves as the Portfolio's lending agent and has been approved as a borrower under the Portfolio's securities lending program. For the six months ended June 30, 2001, UBS PaineWebber earned $329 in compensation from the Portfolio as the Portfolio's lending agent.

      For the six months ended June 30, 2001, the Portfolio earned $941 net of fees, rebates and expenses, for securities lending transactions. At June 30, 2001, there were no securities out on loan.

BANK LINE OF CREDIT

      The Portfolio may participate with other funds managed, advised or sub-advised by Brinson Advisors in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of the shareholders or other temporary or emergency purposes. In connection therewith, the Portfolio has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Portfolio at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended June 30, 2001, the Portfolio did not borrow under the Facility.

INVESTMENTS IN SECURITIES

      For federal income tax purposes, the cost of securities owned at June 30, 2001 was substantially the same as the cost of securities for financial statement purposes.

      At June 30, 2001, the components of net unrealized depreciation of investments were as follows:

          Gross depreciation (investments having an excess of cost over value)            $(2,922,847)
          Gross appreciation (investments having an excess of value over cost)              2,051,515
                                                                                          -----------
          Net unrealized depreciation of investments                                      $  (871,332)
                                                                                          ===========

      For the six months ended June 30, 2001, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $18,379,324 and $20,902,775 respectively.

----------
*     UBS PaineWebber is a service mark of UBS AG.

FEDERAL TAX STATUS

      The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Portfolio intends not to be subject to a Federal excise tax.

SHARES OF BENEFICIAL INTEREST

      There are an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                        FOR THE SIX MONTHS ENDED JUNE 30, 2001
                             ------------------------------------------------------------
                                       CLASS H                           CLASS I
                             -----------------------------       ------------------------
                                SHARES            AMOUNT           SHARES         AMOUNT
                             ----------       ------------       --------       ---------
Shares sold                      78,072       $    591,792          5,549       $  44,880
Shares repurchased             (439,269)        (3,600,299)       (13,111)       (108,361)
Dividends reinvested          1,567,886          8,983,989        141,869         807,231
                             ----------       ------------       --------       ---------
Net increase                  1,206,689       $  5,975,482        134,307       $ 743,750
                             ==========       ============       ========       =========

                                         FOR THE YEAR ENDED DECEMBER 31, 2000
                             ------------------------------------------------------------
                                       CLASS H                           CLASS I
                             -----------------------------       ------------------------
                                SHARES            AMOUNT           SHARES         AMOUNT
                             ----------       ------------       --------       ---------
Shares sold                     132,057       $  2,612,139         34,231       $ 667,457
Shares repurchased             (601,206)       (11,809,679)       (33,491)       (720,630)
Dividends reinvested            393,068          7,668,526         24,656         481,021
                             ----------       ------------       --------       ---------
Net increase (decrease)         (76,081)      $ (1,529,014)        25,396       $ 427,848
                             ==========       ============       ========       =========

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                             CLASS H                                           CLASS I
                               ----------------------------------------------------------------- -----------------------------------
                                                                                                  FOR THE    FOR THE
                                                                                                 SIX MONTHS   YEAR    FOR THE PERIOD
                                 FOR THE SIX                                                       ENDED      ENDED   JULY 18, 1999+
                                MONTHS ENDED            FOR THE YEARS ENDED DECEMBER 31,          JUNE 20,   DECEMBER    THROUGH
                                JUNE 30, 2001  -------------------------------------------------    2001        31,    DECEMBER 31,
                                 (UNAUDITED)     2000#      1999       1998      1997     1996   (UNAUDITED)   2000#       1999
                               --------------  --------    -------   -------   -------   ------- -----------  -------  -------------
Net asset value, beginning
   of period                       $  14.99    $  24.09    $ 18.03   $ 15.63   $ 17.48   $ 17.57   $ 14.95    $ 24.09    $ 20.59
                                   --------    --------    -------   -------   -------   -------   -------    -------    -------
Net investment income (loss)          (0.02)      (0.12)     (0.14)    (0.07)     0.03     (0.06)    (0.03)     (0.15)     (0.03)
Net realized and unrealized
   gains (losses) from
   investments                        (2.27)      (3.46)      6.20      4.79      2.69      3.29     (2.27)     (3.47)      3.53
                                   --------    --------    -------   -------   -------   -------   -------    -------    -------
Net increase (decrease) from
   investment operations              (2.29)      (3.58)      6.06      4.72      2.72      3.23     (2.30)     (3.62)      3.50
                                   --------    --------    -------   -------   -------   -------   -------    -------    -------
Dividends from net investment
   income                                --          --         --        --     (0.03)       --        --         --         --
Distributions from net realized
   gains on investments               (6.66)      (5.52)     (0.00)++  (2.32)    (4.54)    (3.32)    (6.66)     (5.52)     (0.00)++
                                   --------    --------    -------   -------   -------   -------   -------    -------    -------
Total dividends and
   distributions to shareholders      (6.66)      (5.52)     (0.00)    (2.32)    (4.57)    (3.32)    (6.66)     (5.52)     (0.00)
                                   --------    --------    -------   -------   -------   -------   -------    -------    -------
Net asset value, end of period     $   6.04    $  14.99    $ 24.09   $ 18.03   $ 15.63   $ 17.48   $  5.99    $ 14.95    $ 24.09
                                   ========    ========    =======   =======   =======   =======   =======    =======    =======
Total investment return(1)           (12.86)%    (20.17)%    33.61%    30.59%    15.41%    18.70%   (13.02)%   (20.39)%    17.00%
                                   ========    ========    =======   =======   =======   =======   =======    =======    =======
Ratios/Supplemental data:
Net assets, end of period (000's)  $ 15,955    $ 21,521    $36,428   $36,830   $30,586   $36,357   $ 1,547    $ 1,853    $ 2,375
Expenses to average net assets,
   before waiver from manager          1.31%*      1.11%      1.11%     1.05%     1.05%     1.14%     1.64%*     1.41%      1.39%*
Expenses to average net assets,
   after waiver from manager           1.31%*      1.11%      1.11%     1.05%     1.05%     1.14%     1.64%*     1.37%      1.14%*
Net investment income (loss) to
   average net assets, before
   waiver from manager                (0.67)%*    (0.57)%    (0.58)%   (0.37)%    0.12%    (0.29)%   (1.00)%*   (0.86)%    (0.83)%*
Net investment income (loss) to
   average net assets, after
   waiver from  manager               (0.67)%*    (0.57)%    (0.58)%   (0.37)%    0.12%    (0.29)%   (1.00)%*   (0.82)%    (0.58)%*
Portfolio turnover rate                  91%         53%        23%       50%       89%       53%       91%        53%        23%*

----------
# Alliance Capital Management L.P. has served as the Portfolio's sub-advisor since October 10, 2000. Prior to that date, Brinson Advisors, Inc. managed the Portfolio's investments.

+     Commencement of issuance of shares.

++    Represents less than $0.005 per share.

*     Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

SHAREHOLDERS INFORMATION (UNAUDITED)

      At a Special Meeting of Shareholders held on March 1, 2001, the shareholders of the Fund approved the following proposals, as indicated below:

                                                                                       SHARES        SHARES VOTED         SHARES
PROPOSAL 1                                                                            VOTED FOR         AGAINST           ABSTAIN
                                                                                      ---------      ------------         -------
TO APPROVE OR DISAPPROVE A NEW INVESTMENT MANAGEMENT AND ADMINISTRATION
CONTRACT BETWEEN BRINSON SERIES TRUST ("TRUST") AND BRINSON ADVISORS, INC.
("BRINSON ADVISORS") (FORMERLY MITCHELL HUTCHINS ASSET MANAGEMENT INC.)
WITH RESPECT TO GROWTH PORTFOLIO ("FUND").                                             968,373             0              402,604

                                                                                       SHARES        SHARES VOTED         SHARES
PROPOSAL 2                                                                            VOTED FOR         AGAINST           ABSTAIN
                                                                                      ---------      ------------         -------
TO APPROVE OR DISAPPROVE A NEW SUB-ADVISORY CONTRACT BETWEEN BRINSON
ADVISORS AND ALLIANCE CAPITAL MANAGEMENT L.P. WITH RESPECT TO THE FUND.                968,373             0              402,604

                                                                                       SHARES        SHARES VOTED         SHARES
PROPOSAL 3                                                                            VOTED FOR         AGAINST           ABSTAIN
                                                                                      ---------      ------------         -------
TO APPROVE OR DISAPPROVE A POLICY TO PERMIT BRINSON ADVISORS AND THE
TRUST'S BOARD OF TRUSTEES TO APPOINT AND REPLACE SUB-ADVISORS FOR THE
FUND AND TO ENTER INTO AND AMEND THEIR SUB-ADVISORY CONTRACTS WITHOUT
FURTHER SHAREHOLDER APPROVAL.                                                          968,373             0              402,604

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE PORTFOLIO WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

                           BRINSON ADVISORS

                           (C)2001 Brinson Advisors, Inc.
                           All Rights Reserved